FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03479
                                    ---------

              FRANKLIN NEW YORK TAX-FREE INCOME FUND
              --------------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
       (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  8/31/07
                           -------



Item 1. Schedule of Investments.


Franklin New York Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
AUGUST 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................  17

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 99.1%
  MUNICIPAL BONDS 99.1%
  NEW YORK 98.3%
  Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12 ............   $      5,250,000   $     5,259,292
  Albany IDA Civic Facility Revenue,
       Albany Medical Center Project, 6.00%, 5/01/19 .........................................          1,270,000         1,289,737
       Albany Medical Center Project, 6.00%, 5/01/29 .........................................          1,460,000         1,474,133
       St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.375%, 7/01/31 ..............          2,750,000         2,946,707
  Albany Parking Authority Revenue,
       Refunding, Series A, 5.625%, 7/15/20 ..................................................            555,000           598,001
       Refunding, Series A, 5.625%, 7/15/25 ..................................................            415,000           447,154
       Series A, Pre-Refunded, 5.625%, 7/15/20 ...............................................            695,000           748,724
       Series A, Pre-Refunded, 5.625%, 7/15/25 ...............................................            585,000           630,221
  Amherst IDA Civic Facility Revenue, University of Buffalo Foundation Faculty-Student
       Housing Corp.,
         Series A, AMBAC Insured, 5.125%, 8/01/20 ............................................          1,410,000         1,485,068
         Series A, AMBAC Insured, 5.25%, 8/01/31 .............................................          5,055,000         5,278,785
         Series B, AMBAC Insured, 5.625%, 8/01/20 ............................................          1,690,000         1,797,569
         Series B, AMBAC Insured, 5.75%, 8/01/25 .............................................          3,050,000         3,256,241
         Series B, AMBAC Insured, 5.75%, 8/01/30 .............................................          3,440,000         3,666,730
         Series B, AMBAC Insured, 5.25%, 8/01/31 .............................................          1,000,000         1,044,270
  Battery Park City Authority Revenue, Refunding, Series A, 5.00%,
       11/01/24 ..............................................................................          9,000,000         9,283,050
       11/01/25 ..............................................................................         12,000,000        12,364,320
       11/01/26 ..............................................................................         14,250,000        14,667,097
  Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 .......................          4,370,000         5,103,985
  Dutchess County IDA Civic Facility Revenue, Vassar College Project, Pre-Refunded, 5.35%,
     9/01/40 .................................................................................         16,000,000        17,120,160
  Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
       5.00%, 9/01/21 ........................................................................          2,835,000         2,928,385
       5.125%, 9/01/31 .......................................................................          5,045,000         5,186,764
  Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic Facility, 5.00%,
       10/01/30 ..............................................................................          3,000,000         3,015,720
       10/01/35 ..............................................................................          1,500,000         1,506,870
  Ilion Elderly Housing Corp. Mortgage Revenue, 7.25%, 7/01/09 ...............................            470,000           474,080
  Liberty Development Corp. Revenue,
       5.50%, 10/01/37 .......................................................................         27,000,000        28,911,600
       Goldman Sachs Headquarters, 5.25%, 10/01/35 ...........................................         68,600,000        70,853,510
  Long Island Power Authority Electric System Revenue,
       General, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/26 .......................          5,000,000         5,109,900
       General, Series A, FSA Insured, Pre-Refunded, 5.00%, 12/01/18 .........................         10,000,000        10,201,700
       General, Series A, FSA Insured, Pre-Refunded, 5.125%, 12/01/22 ........................         28,210,000        28,804,385
       General, Series A, MBIA Insured, Pre-Refunded, 5.75%, 12/01/24 ........................         15,060,000        15,445,385
       General, Series A, MBIA Insured, Pre-Refunded, 5.25%, 12/01/26 ........................          9,000,000         9,197,820
       General, Series A, Pre-Refunded, 5.75%, 12/01/24 ......................................         15,000,000        15,383,850
       General, Series B, 5.00%, 12/01/35 ....................................................          5,000,000         5,024,250
       General, Series C, 5.00%, 9/01/35 .....................................................         16,000,000        16,080,480
       Series A, AMBAC Insured, 5.00%, 9/01/29 ...............................................         24,000,000        24,496,320
       Series A, AMBAC Insured, 5.00%, 9/01/34 ...............................................         20,670,000        21,011,055
  Madison County IDA Civic Facility Revenue, Colgate University Project, Series B, 5.00%,
     7/01/33 .................................................................................          2,000,000         2,024,020


                                          Quarterly Statement of Investments | 3

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Middleburg Central School District GO, FGIC Insured,
       4.60%, 8/15/17 ........................................................................   $      1,045,000   $     1,071,240
       4.625%, 8/15/18 .......................................................................          1,155,000         1,181,865
       4.625%, 8/15/19 .......................................................................          1,210,000         1,233,256
       4.75%, 8/15/20 ........................................................................          1,270,000         1,296,886
       4.75%, 8/15/21 ........................................................................          1,330,000         1,353,408
  Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 .........          1,285,000         1,294,727
  Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of Cooperative
       Educational Services Project, Series 2004A, XLCA Insured, 5.00%,
         7/01/29 .............................................................................          5,710,000         5,788,627
         7/01/34 .............................................................................          3,000,000         3,029,130
  MTA Commuter Facilities Revenue,
       Series 8, Pre-Refunded, 5.50%, 7/01/21 ................................................          5,000,000         5,445,400
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 ..................................          8,655,000         9,160,279
       Series A, MBIA Insured, Pre-Refunded, 5.625%, 7/01/27 .................................         10,000,000        10,213,300
       Series A, Pre-Refunded, 6.00%, 7/01/24 ................................................          5,575,000         5,806,585
       Series A, Pre-Refunded, 5.25%, 7/01/28 ................................................         18,300,000        19,334,865
       Series A, Pre-Refunded, 6.125%, 7/01/29 ...............................................          9,625,000        10,045,901
       Series C-1, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 ...............................         19,100,000        19,702,032
       Series R, Pre-Refunded, 5.50%, 7/01/17 ................................................          2,000,000         2,213,840
  MTA Dedicated Tax Fund Revenue,
       Refunding, Series A, 5.00%, 11/15/30 ..................................................         25,000,000        25,225,750
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ..................................         27,260,000        28,859,617
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31 .................................         39,685,000        41,827,990
       Series A, FSA Insured, 5.00%, 11/15/28 ................................................         41,575,000        42,390,701
       Series A, FSA Insured, 5.00%, 11/15/32 ................................................         71,685,000        72,694,325
       Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 ...................................         25,800,000        27,736,548
       Series A, MBIA Insured, 5.00%, 11/15/35 ...............................................         45,430,000        46,163,240
       Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 ..................................         20,500,000        21,480,925
       Series B, MBIA Insured, 4.75%, 11/15/26 ...............................................          5,200,000         5,257,616
  MTA Revenue,
       New York Dedicated Tax Fund, Series B, MBIA Insured, 5.00%, 11/15/31 ..................         15,000,000        15,309,300
       Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 ....................................         22,010,000        22,554,307
       Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ....................................         34,000,000        35,135,260
       Refunding, Series A, FSA Insured, 5.00%, 11/15/30 .....................................         68,130,000        69,308,649
       Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 ...................................         15,000,000        15,345,300
       Refunding, Series E, 5.25%, 11/15/31 ..................................................         15,000,000        15,396,150
       Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 ...................................          5,000,000         5,115,100
       Series A, FGIC Insured, 5.00%, 11/15/32 ...............................................         10,355,000        10,514,053
       Series B, Pre-Refunded, 5.25%, 11/15/32 ...............................................         28,720,000        31,112,950
       Transportation, Series A, 5.00%, 11/15/35 .............................................         10,000,000        10,065,200
       Transportation, Series F, 5.00%, 11/15/35 .............................................         11,000,000        11,065,340
  MTA Service Contract Revenue,
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/10 ................................          7,500,000         6,745,950
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11 ................................          7,590,000         6,572,864
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13 ................................          2,065,000         1,641,613
       Refunding, Series A, 5.125%, 1/01/29 ..................................................          6,000,000         6,139,680
       Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31 ....................................         50,000,000        51,562,500


4 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  MTA Service Contract Revenue, (continued)
       Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 .....................................   $     12,760,000   $    13,071,854
       Series B, 5.375%, 1/01/30 .............................................................         50,000,000        51,764,500
       Series B, MBIA Insured, 5.00%, 1/01/31 ................................................         22,290,000        22,612,536
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/09 .................................         13,125,000        12,272,400
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/10 .................................          9,000,000         8,095,140
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/12 .................................         15,380,000        12,784,471
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/13 .................................          7,935,000         6,308,087
  MTA Transit Facilities Revenue, Series A, Pre-Refunded,
       5.50%, 7/01/22 ........................................................................         16,170,000        16,501,000
       6.00%, 7/01/24 ........................................................................          7,000,000         7,297,080
       5.625%, 7/01/27 .......................................................................         14,440,000        14,750,027
       6.125%, 7/01/29 .......................................................................         11,595,000        12,112,485
  Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A, Pre-Refunded,
     6.50%, 7/15/27 ..........................................................................         15,000,000        15,896,250
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
     Pre-Refunded, 5.75%, 8/01/29 ............................................................         36,040,000        38,113,021
  New York City GO,
       Citysavers, Series B, zero cpn., 8/01/09 ..............................................          8,875,000         8,260,672
       Citysavers, Series B, zero cpn., 8/01/10 ..............................................          2,690,000         2,401,013
       Citysavers, Series B, zero cpn., 6/01/12 ..............................................          1,030,000           915,639
       Citysavers, Series B, zero cpn., 12/01/12 .............................................          1,030,000           897,470
       Citysavers, Series B, zero cpn., 6/01/13 ..............................................          1,030,000           874,728
       Citysavers, Series B, zero cpn., 12/01/13 .............................................          1,030,000           856,939
       Citysavers, Series B, zero cpn., 6/01/14 ..............................................          1,030,000           834,547
       Citysavers, Series B, zero cpn., 12/01/14 .............................................          1,030,000           817,223
       Citysavers, Series B, zero cpn., 6/01/15 ..............................................          1,030,000           796,633
       Citysavers, Series B, zero cpn., 12/01/15 .............................................          1,030,000           778,608
       Citysavers, Series B, zero cpn., 6/01/16 ..............................................          1,030,000           758,894
       Citysavers, Series B, zero cpn., 12/01/16 .............................................          1,030,000           741,322
       Citysavers, Series B, zero cpn., 6/01/17 ..............................................          1,030,000           721,948
       Citysavers, Series B, zero cpn., 12/01/17 .............................................          1,030,000           704,860
       Citysavers, Series B, zero cpn., 6/01/18 ..............................................          1,030,000           684,435
       Citysavers, Series B, zero cpn., 12/01/18 .............................................          1,005,000           651,592
       Citysavers, Series B, zero cpn., 6/01/19 ..............................................          1,030,000           648,467
       Citysavers, Series B, zero cpn., 12/01/19 .............................................          1,030,000           633,100
       Citysavers, Series B, zero cpn., 6/01/20 ..............................................         10,000,000         5,554,000
       Fiscal 2003, Series I, 5.00%, 3/01/29 .................................................         10,000,000        10,114,700
       Fiscal 2003, Series I, 5.00%, 3/01/30 .................................................         14,785,000        14,933,146
       Pre-Refunded, 5.50%, 5/15/24 ..........................................................          8,920,000         9,422,553
       Refunding, 5.50%, 5/15/24 .............................................................          1,080,000         1,131,764
       Refunding, Series H, 6.125%, 8/01/25 ..................................................            285,000           288,340
       Series A, FSA Insured, 6.00%, 5/15/30 .................................................          1,095,000         1,161,335
       Series A, FSA Insured, Pre-Refunded, 6.00%, 5/15/30 ...................................          5,155,000         5,517,860
       Series B, 7.00%, 2/01/18 ..............................................................             25,000            25,038
       Series C, 7.00%, 2/01/12 ..............................................................            705,000           714,052
       Series C, FSA Insured, 5.125%, 3/15/25 ................................................          6,500,000         6,718,400
       Series D, 8.00%, 8/01/17 ..............................................................              5,000             5,083


                                          Quarterly Statement of Investments | 5

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City GO, (continued)
       Series D, 7.50%, 2/01/18 ..............................................................   $          5,000   $         5,009
       Series D, 5.125%, 8/01/19 .............................................................          1,985,000         2,049,711
       Series D, 5.25%, 8/01/21 ..............................................................         10,200,000        10,312,710
       Series D, 5.50%, 6/01/24 ..............................................................         16,160,000        16,939,882
       Series D, 5.00%, 10/15/29 .............................................................          5,000,000         5,062,750
       Series D, 5.00%, 11/01/34 .............................................................          5,000,000         5,047,600
       Series D, FGIC Insured, 5.25%, 8/01/21 ................................................          3,730,000         3,771,142
       Series D, Pre-Refunded, 5.25%, 10/15/23 ...............................................          5,000,000         5,411,700
       Series D, Pre-Refunded, 5.50%, 6/01/24 ................................................          7,785,000         8,399,081
       Series F, 5.30%, 1/15/26 ..............................................................         31,035,000        32,174,295
       Series F, Pre-Refunded, 5.30%, 1/15/26 ................................................         13,965,000        14,985,702
       Series G, Pre-Refunded, 6.00%, 10/15/26 ...............................................          9,900,000        10,024,740
       Series H, 7.20%, 2/01/15 ..............................................................              5,000             5,008
       Series H, FSA Insured, 5.375%, 8/01/27 ................................................          8,510,000         8,700,964
       Series H, MBIA Insured, 5.125%, 8/01/25 ...............................................          3,685,000         3,750,335
       Series H, MBIA Insured, Pre-Refunded, 5.125%, 8/01/25 .................................            315,000           322,425
       Series M, 5.00%, 4/01/35 ..............................................................         10,000,000        10,093,700
  New York City IDA Civic Facility Revenue,
       College of New Rochelle Project, 5.80%, 9/01/26 .......................................          1,500,000         1,532,145
       Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%, 6/01/35 ..............          7,820,000         7,929,636
       Institute of International Education Inc. Project, 5.25%, 9/01/21 .....................          1,530,000         1,585,585
       Institute of International Education Inc. Project, 5.25%, 9/01/31 .....................          5,235,000         5,350,065
       New York University Project, AMBAC Insured, 5.00%, 7/01/31 ............................         18,000,000        18,254,880
       Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 ..................          3,860,000         3,922,648
  New York City Municipal Finance Authority Revenue, Series D, FSA Insured, 5.00%, 6/15/38 ...         59,000,000        60,044,300
  New York City Municipal Finance Authority Water and Sewer System Revenue,
       2002, Series B, 5.00%, 6/15/26 ........................................................         25,000,000        25,402,000
       Series B, 5.00%, 6/15/36 ..............................................................         25,000,000        25,370,750
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
       Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35 ......................................         10,000,000        10,125,400
       Refunding, Series B, 6.10%, 6/15/31 ...................................................         11,005,000        11,740,574
       Refunding, Series B, 6.00%, 6/15/33 ...................................................          6,040,000         6,428,010
       Refunding, Series D, 5.00%, 6/15/37 ...................................................         14,865,000        15,064,637
       Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 ....................................         34,175,000        35,096,358
       Second General Resolution, Series AA, 4.75%, 6/15/37 ..................................         40,000,000        39,123,600
       Series A, FGIC Insured, Pre-Refunded, 5.75%, 6/15/31 ..................................         19,315,000        20,214,306
       Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 ..................................         11,655,000        12,147,890
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 6/15/33 ..................................          7,000,000         7,404,180
       Series A, Pre-Refunded, 5.75%, 6/15/30 ................................................         41,190,000        43,107,806
       Series B, Pre-Refunded, 6.10%, 6/15/31 ................................................          3,995,000         4,293,786
       Series B, Pre-Refunded, 6.00%, 6/15/33 ................................................         10,260,000        11,000,464
  New York City Transitional Finance Authority Building Aid Revenue, Series S-2, FGIC Insured,
     5.00%, 1/15/37 ..........................................................................         22,430,000        22,865,591
  New York City Transitional Finance Authority Revenue,
       Future Tax Secured, 2004, Series C, Pre-Refunded, 5.50%, 5/01/25 ......................             55,000            57,208
       Future Tax Secured, 2004, Series C, Pre-Refunded, 5.00%, 5/01/26 ......................              5,000             5,095
       Future Tax Secured, 2005, Series B, 5.00%, 5/01/26 ....................................          1,515,000         1,535,846


6 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York City Transitional Finance Authority Revenue, (continued)
       Future Tax Secured, 2005, Series B, Pre-Refunded, 5.00%, 5/01/26 ......................   $      2,160,000   $     2,201,126
       Future Tax Secured, 2005, Series C, 5.00%, 5/01/29 ....................................          1,485,000         1,509,176
       Future Tax Secured, 2005, Series C, Pre-Refunded, 5.50%, 5/01/25 ......................          5,515,000         5,736,372
       Future Tax Secured, 2005, Series C, Pre-Refunded, 5.00%, 5/01/29 ......................          3,730,000         3,850,031
       Future Tax Secured, Refunding, Series B, 5.00%, 5/01/30 ...............................          7,290,000         7,405,328
       Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30 ................          2,900,000         2,956,521
       Future Tax Secured, Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 .................         15,000,000        15,298,800
       Future Tax Secured, Series A, 5.25%, 8/01/31 ..........................................         28,205,000        29,260,431
       Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 ............................         15,805,000        16,051,716
       Future Tax Secured, Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/28 ..............            260,000           272,353
       Future Tax Secured, Series A, Pre-Refunded, 5.625%, 2/15/26 ...........................         20,000,000        21,127,200
       Future Tax Secured, Series A, Pre-Refunded, 6.00%, 8/15/29 ............................         29,000,000        30,554,400
       Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31 ............................         27,005,000        28,517,280
       Future Tax Secured, Series A, Pre-Refunded, 5.25%, 8/01/31 ............................          2,400,000         2,591,664
       Future Tax Secured, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 5/01/30 .............            100,000           106,216
       Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 ...........................         15,000,000        16,055,850
       Future Tax Secured, Series B, Pre-Refunded, 5.00%, 5/01/30 ............................            230,000           244,297
       Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/24 ...........................         16,800,000        17,757,936
       Future Tax Secured, Series C, Pre-Refunded, 5.50%, 5/01/25 ............................          4,430,000         4,607,820
       Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/26 ............................            320,000           326,093
       Future Tax Secured, Series C, Pre-Refunded, 5.00%, 5/01/29 ............................          8,655,000         8,933,518
       Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/29 ...........................         13,660,000        14,438,893
       Future Tax Secured, Series D, 5.00%, 2/01/27 ..........................................         62,025,000        63,376,525
       Future Tax Secured, Series E, 5.00%, 2/01/25 ..........................................          5,000,000         5,111,350
       Future Tax Secured, Series E, 5.00%, 2/01/27 ..........................................         10,000,000        10,193,900
       Future Tax Secured, Series E, 5.00%, 2/01/33 ..........................................         18,035,000        18,255,568
       Future Tax Secured Bonds, Series C, MBIA Insured, 5.00%, 5/01/29 ......................            335,000           341,811
       Future Tax Secured Bonds, Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ........          1,030,000         1,063,145
       Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ..................................          2,270,000         2,343,049
  New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
     Pre-Refunded, 5.25%, 1/01/29 ............................................................         79,840,000        83,498,269
  New York City Trust Cultural Resources Revenue,
       Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ...................         15,500,000        15,887,810
       Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ...........................         10,500,000        10,695,300
  New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured,
       AMBAC Insured, 5.00%,
         11/15/35 ............................................................................         33,130,000        33,729,653
         11/15/44 ............................................................................         31,000,000        31,225,680
  New York IDA Parking Facility Revenue, Royal Charter Presbyterian, FSA Insured, 5.25%,
     12/15/32 ................................................................................          1,525,000         1,584,307
  New York State Appropriated Tobacco Corp. Revenue, Asset-Backed, Series A-1, AMBAC Insured,
     5.25%, 6/01/21 ..........................................................................         18,000,000        18,813,780
  New York State Commissioner of General Services Revenue, People of the State of New York,
       Certificate of Lease Assessment,
         5.70%, 3/01/29 ......................................................................         61,136,482        61,445,221
         5.75%, 3/01/29 ......................................................................         33,245,660        33,915,560


                                          Quarterly Statement of Investments | 7

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State COP, Hanson Redevelopment Project, 8.375%, 5/01/08 ..........................   $      2,385,000   $     2,444,196
  New York State Dormitory Authority Lease Revenue,
       Court Facilities, Pre-Refunded, 6.00%, 5/15/39 ........................................         58,245,000        62,267,400
       Court Facilities, Series A, Pre-Refunded, 5.375%, 5/15/23 .............................          4,000,000         4,323,880
       Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 .....................................         12,650,000        12,879,218
       State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%, 7/01/27 .....          2,000,000         2,134,460
       State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%, 7/01/31 .....          7,700,000         8,108,639
       State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32 ...................          5,500,000         5,820,320
       State University Dormitory Facilities, Series A, 6.00%, 7/01/30 .......................          5,750,000         6,162,447
       State University Dormitory Facilities, Series B, MBIA Insured, Pre-Refunded, 5.125%,
         7/01/28 .............................................................................          4,800,000         4,975,296
       State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded, 5.50%,
         7/01/19 .............................................................................          5,090,000         5,309,277
       State University Dormitory Facilities, Series C, MBIA Insured, Pre-Refunded, 5.50%,
         7/01/29 .............................................................................          9,250,000         9,648,490
  New York State Dormitory Authority Revenue,
       FGIC Insured, Pre-Refunded, 5.125%, 5/15/31 ...........................................         45,000,000        48,277,800
       Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 ......................          4,000,000         4,133,680
       Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 .......................          5,500,000         5,605,050
       School Districts Financing Program, Series A, MBIA Insured, 5.00%, 4/01/31 ............          9,500,000         9,652,665
       State University Educational Facilities, Pre-Refunded, 5.125%, 5/15/21 ................          2,910,000         2,969,422
       Teachers College, MBIA Insured, 5.00%, 7/01/22 ........................................          2,885,000         2,961,828
       Teachers College, MBIA Insured, 5.00%, 7/01/32 ........................................          6,000,000         6,112,740
       Upstate Community Colleges, Series A, 5.00%, 7/01/27 ..................................          3,720,000         3,791,201
       Upstate Community Colleges, Series A, Pre-Refunded, 5.00%, 7/01/31 ....................          7,365,000         7,794,011
  New York State Dormitory Authority Revenues,
       Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 .....................................          4,730,000         4,793,950
       City University System, Consolidated Fourth General, Series A, FGIC Insured,
         Pre-Refunded,
         5.25%, 7/01/30 ......................................................................         20,705,000        21,618,505
       City University System, Consolidated Fourth General, Series A, Pre-Refunded, 5.25%,
         7/01/31 .............................................................................         10,730,000        11,336,781
       City University System, Consolidated Fourth General Resolution, Series A,
         Pre-Refunded,
         5.25%, 7/01/31 ......................................................................          1,270,000         1,341,819
       City University System Consolidated, FSA Insured, Pre-Refunded, 5.375%, 7/01/24 .......          5,000,000         5,127,400
       City University System Consolidated, Series 1, FGIC Insured, Pre-Refunded, 5.375%,
         7/01/24 .............................................................................         14,300,000        14,664,364
       City University System Consolidated, Series 1, MBIA Insured, Pre-Refunded, 5.125%,
         7/01/27 .............................................................................          6,680,000         6,844,929
       City University System Consolidated, Series C, 7.50%, 7/01/10 .........................          8,415,000         8,909,550
       City University System Consolidated, Series D, ETM, 7.00%, 7/01/09 ....................          1,020,000         1,057,424
       City University System Consolidated, Third General, Refunding, Series 1, FGIC
         Insured,
         5.25%, 7/01/25 ......................................................................          4,100,000         4,219,843
       City University System Consolidated, Third General, Series 1, FSA Insured,
         Pre-Refunded,
         5.50%, 7/01/29 ......................................................................         38,375,000        40,028,195
       Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded,
         5.00%, 7/01/29 ......................................................................          9,700,000        10,405,287
       Fashion Institute of Technology Student Housing Corp., FGIC Insured, Pre-Refunded,
         5.125%, 7/01/34 .....................................................................         15,000,000        16,202,400


8 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
       Fordham University, MBIA Insured, Pre-Refunded, 5.00%, 7/01/28 ........................   $      4,510,000   $     4,606,108
       Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 ...........................            490,000           497,007
       Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ........          5,000,000         5,181,250
       The Highlands Living, FHA Insured, 6.60%, 2/01/34 .....................................          3,065,000         3,069,015
       Mental Health Facilities Improvement, Series B, 5.00%, 2/15/33 ........................         35,000,000        35,209,650
       Mental Health Services Facilities Improvement, Refunding, Series D, MBIA Insured,
         5.00%, 8/15/17 ......................................................................         22,965,000        23,385,719
       Mental Health Services Facilities Improvement, Series A, AMBAC Insured, 5.00%,
         2/15/30 .............................................................................          5,000,000         5,086,900
       Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
         6.00%, 2/15/25 ......................................................................          5,460,000         5,765,214
       Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
         6.00%, 2/15/30 ......................................................................          4,300,000         4,540,370
       Mental Health Services Facilities Improvement, Series B, MBIA Insured, Pre-Refunded,
         5.25%, 8/15/31 ......................................................................          3,975,000         4,214,096
       Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
         5.50%, 2/15/21 ......................................................................          1,015,000         1,068,694
       Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
         5.50%, 8/15/21 ......................................................................          2,065,000         2,174,238
       Mental Health Services Facilities Improvement, Series D, FSA Insured, Pre-Refunded,
         5.25%, 8/15/30 ......................................................................          4,460,000         4,665,026
       Mental Health Services Facilities Improvement, Series D, MBIA Insured, Pre-Refunded,
         5.00%, 8/15/17 ......................................................................             35,000            35,805
       Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 .....................................          6,000,000         6,070,080
       New School University, MBIA Insured, 5.00%, 7/01/31 ...................................          2,500,000         2,535,400
       New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 .......................          4,900,000         5,090,512
       New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 ..........................          3,500,000         3,563,070
       New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 ..........................          5,000,000         5,070,800
       New York University, Series A, FGIC Insured, 5.00%, 7/01/34 ...........................         15,200,000        15,444,720
       Non-State Supported Debt, Cornell University, Series A, 5.00%, 7/01/31 ................         10,000,000        10,221,200
       Non-State Supported Debt, Cornell University, Series A, 5.00%, 7/01/35 ................         10,500,000        10,701,810
       Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/27 ............          2,435,000         2,498,773
       Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%, 7/01/32 ............          3,125,000         3,176,969
     a Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%,
         7/01/37 .............................................................................          3,000,000         3,030,930
       Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/29 ......          7,750,000         7,850,672
       Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%, 8/15/33 ......          5,200,000         5,248,100
       Non-State Supported Debt, Long Island University, Radian Insured, Pre-Refunded,
         5.125%, 9/01/23 .....................................................................            100,000           104,626
       Non-State Supported Debt, Long Island University, Radian Insured, Pre-Refunded,
         5.25%, 9/01/28 ......................................................................             80,000            83,891
       Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.125%,
         9/01/23 .............................................................................          1,700,000         1,716,762
       Non-State Supported Debt, Long Island University, Refunding, Radian Insured, 5.25%,
         9/01/28 .............................................................................          1,420,000         1,409,279
       Non-State Supported Debt, Montefiore Medical Center, FGIC Insured, 5.00%, 2/01/28 .....         10,060,000        10,240,175


                                          Quarterly Statement of Investments | 9

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
     a Non-State Supported Debt, New York and Presbyterian Hospital, FSA Insured, 5.00%,
         8/15/36 .............................................................................   $     14,185,000   $    14,275,500
       Non-State Supported Debt, New York University, AMBAC Insured, 5.00%, 7/01/26 ..........          5,475,000         5,672,428
       Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
         7/01/27 .............................................................................          5,470,000         5,649,744
       Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
         7/01/32 .............................................................................          5,000,000         5,116,600
       Non-State Supported Debt, New York University, Series A, AMBAC Insured, 5.00%,
         7/01/37 .............................................................................         10,000,000        10,201,600
       Non-State Supported Debt, New York University Hospital, 4.75%, 2/15/37 ................          5,000,000         4,691,200
       Non-State Supported Debt, North Shore L.I. Jewish Obligation Group, Series A, 5.00%,
         5/01/32 .............................................................................          6,250,000         6,077,000
       Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%, 11/01/26 .........          2,665,000         2,699,991
       Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%, 11/01/31 .........          2,500,000         2,501,650
       Non-State Supported Debt, School Districts Bond Financing, Refunding, Series C,
         MBIA Insured, 5.00%, 4/01/35 ........................................................          7,525,000         7,652,774
       Non-State Supported Debt, School Districts Bond Financing, Series B, MBIA Insured,
         5.00%, 10/01/34 .....................................................................          5,000,000         5,113,100
       Non-State Supported Debt, University of Rochester, Series B, 5.00%, 7/01/32 ...........          7,645,000         7,729,630
       North Shore L.I. Jewish Group, Pre-Refunded, 5.50%, 5/01/33 ...........................          2,500,000         2,716,975
       Nursing Home, Center for Nursing, FHA Insured, Pre-Refunded, 5.55%, 8/01/37 ...........          8,435,000         8,743,299
       Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 .............................          1,815,000         1,830,155
       Rockefeller University, Series A1, 5.00%, 7/01/32 .....................................         11,500,000        11,721,030
       Second Hospital, Interfaith Medical Center, Series D, Pre-Refunded, 5.40%, 2/15/28 ....         14,000,000        14,316,260
       Second Hospital, St. Clare's Hospital, Series B, 5.40%, 2/15/25 .......................          6,500,000         6,605,235
       Skidmore College, FGIC Insured, 5.00%, 7/01/33 ........................................          6,565,000         6,701,421
       St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 ..........................          1,000,000         1,035,350
       St. John's University, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 .....................          5,770,000         5,904,556
       St. John's University, Series A, MBIA Insured, Pre-Refunded, 5.25%, 7/01/25 ...........          5,310,000         5,666,301
       State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23 ...................          1,725,000         1,773,093
       State Supported Debt, Mental Health, Series D, 6.00%, 8/15/21 .........................             25,000            25,496
       State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%,
         2/15/21 .............................................................................             95,000           100,026
       State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.50%,
         8/15/21 .............................................................................            205,000           215,845
       State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded, 5.25%,
         8/15/30 .............................................................................            165,000           172,585
       State Supported Debt, Mental Health Facilities, Series B, 5.00%, 2/15/28 ..............          7,690,000         7,795,430
       State Supported Debt, Mental Health Facilities, Series B, Pre-Refunded, 5.00%,
         2/15/28 .............................................................................          1,505,000         1,600,267
       State Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 8/15/22 .....             10,000            10,188
       State Supported Debt, Mental Health Services, Refunding, Series A, 5.75%, 2/15/27 .....             15,000            15,281
       State Supported Debt, Mental Health Services, Refunding, Series B, 5.75%, 8/15/12 .....            275,000           280,156
       State Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/25 ..             40,000            41,978
       State Supported Debt, Mental Health Services, Series B, MBIA Insured, 6.00%, 2/15/30 ..             30,000            31,497
       State Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
         6.00%, 2/15/25 ......................................................................            600,000           633,541


10 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Dormitory Authority Revenues, (continued)
       State Supported Debt, Mental Health Services, Series B, MBIA Insured, Pre-Refunded,
         6.00%, 2/15/30 ......................................................................   $        535,000   $       564,907
       State Supported Debt, Mental Health Services, Series D, FSA Insured, 5.50%, 2/15/21 ...             10,000            10,401
       State Supported Debt, Mental Health Services, Series D, FSA Insured, 5.50%, 8/15/21 ...             15,000            15,602
       State Supported Debt, Mental Health Services, Series D, FSA Insured, 5.25%, 8/15/30 ...            210,000           216,101
       State Supported Debt, Mental Health Services, Series D, FSA Insured, Pre-Refunded,
         5.50%, 2/15/21 ......................................................................             15,000            15,794
       State Supported Debt, Mental Health Services, Series D, FSA Insured, Pre-Refunded,
         5.50%, 8/15/21 ......................................................................             30,000            31,587
       State Supported Debt, Mental Health Services, Series D, FSA Insured, Pre-Refunded,
         5.25%, 8/15/30 ......................................................................            165,000           172,585
       State Supported Debt, Mental Health Services Facilities Improvement, Series B,
         MBIA Insured, 5.25%, 8/15/31 ........................................................          3,645,000         3,777,350
       State Supported Debt, Mental Health Services Facilities Improvement, Series B,
         MBIA Insured, Pre-Refunded, 5.25%, 8/15/31 ..........................................          2,380,000         2,523,157
       State Supported Debt, State University Educational Facilities, Pre-Refunded, 5.00%,
         5/15/17 .............................................................................            420,000           428,219
       State Supported Debt, State University Educational Facilities, Pre-Refunded, 5.125%,
         5/15/21 .............................................................................         10,985,000        11,216,893
       State Supported Debt, State University Educational Facilities, Refunding, 5.00%,
         5/15/17 .............................................................................          3,180,000         3,231,421
       State Supported Debt, State University Educational Facilities, Refunding, 5.125%,
         5/15/21 .............................................................................          1,105,000         1,121,476
       State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
         7/01/19 .............................................................................          4,610,000         4,714,048
       State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%,
         7/01/28 .............................................................................         16,360,000        16,557,302
       State Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%,
         7/01/19 .............................................................................          2,620,000         2,709,971
       State Supported Debt, Upstate Community Colleges, Series A, Pre-Refunded, 5.00%,
         7/01/28 .............................................................................          9,315,000         9,634,877
       State University Adult Facility, Series B, Pre-Refunded, 5.375%, 5/15/23 ..............          9,500,000        10,017,560
       W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 ..................................          6,800,000         6,862,084
       Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 ....................................         13,260,000        13,709,912
       Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 ....................................         23,510,000        24,238,105
  New York State Dormitory Authority State Personal Income Tax Revenue,
       Education, Series A, 5.00%, 3/15/36 ...................................................          7,395,000         7,528,480
       Education, Series A, AMBAC Insured, 5.00%, 3/15/34 ....................................         10,325,000        10,506,204
       Education, Series C, 5.00%, 12/15/35 ..................................................         44,395,000        45,283,788
       Education, Series D, 5.00%, 3/15/36 ...................................................         30,000,000        30,567,000
       Series A, 5.00%, 3/15/37 ..............................................................         12,500,000        12,746,625
  New York State Energy Research and Development Authority PCR, Niagara Mohawk
     Power Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 ......................         20,000,000        20,590,600
  New York State Environmental Facilities Corp. PCR, State Water, Series E, 6.875%, 6/15/14 ..          1,190,000         1,192,797


                                         Quarterly Statement of Investments | 11

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
       Revolving Funds,
         Pooled Financing, Series B, 5.25%, 5/15/31 ..........................................   $      9,595,000   $     9,872,967
         Series C, 5.25%, 6/15/31 ............................................................         37,600,000        38,711,832
  New York State HFA Service Contract Obligation Revenue,
       Series A, 6.50%, 3/15/24 ..............................................................            330,000           330,389
       Series A, 6.50%, 3/15/25 ..............................................................            860,000           861,015
       Series A, 6.00%, 3/15/26 ..............................................................            970,000           980,622
       Series A, Pre-Refunded, 6.375%, 9/15/15 ...............................................          4,430,000         4,433,367
       Series A-2003, 6.375%, 9/15/15 ........................................................             30,000            30,034
       Series C, 6.30%, 3/15/22 ..............................................................          1,950,000         1,952,145
       Series C, 5.50%, 3/15/25 ..............................................................         17,015,000        17,290,133
  New York State HFA State Personal Income Tax Revenue, Economic Development and Housing,
       Series A,
         FGIC Insured, 5.00%, 9/15/34 ........................................................         11,580,000        11,753,932
         Pre-Refunded, 5.125%, 9/15/28 .......................................................         12,425,000        13,283,443
  New York State HFAR,
       Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 .............................          4,135,000         4,153,359
       Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08 ..............          2,400,000         2,425,848
       Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ...........         19,845,000        19,995,624
       Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 ..........         26,865,000        27,039,622
       MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 ...............................          2,280,000         2,289,462
       MFM, Second Mortgage Program, Series D, 6.25%, 8/15/23 ................................          2,500,000         2,503,950
       MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 ..........................................             80,000            80,186
       MFM Housing, Refunding, Series A, FHA Insured, 7.00%, 8/15/22 .........................            495,000           495,772
  New York State Local Government Assistance Corp. Revenue, Refunding, Series B,
     MBIA Insured, 4.875%, 4/01/20 ...........................................................          4,080,000         4,135,814
  New York State Medical Care Facilities Finance Agency Revenue,
       Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%, 8/15/23 ....         10,235,000        10,346,357
       Hospital and Nursing Home, Series A, FHA Insured, 6.30%, 8/15/23 ......................          7,200,000         7,208,424
       Hospital and Nursing Home, Series A, FHA Insured, 6.375%, 8/15/33 .....................          5,880,000         5,887,115
       Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 ......................         13,200,000        13,215,972
       Security Mortgage, 2006, Series A, 6.375%, 11/15/20 ...................................          7,090,000         7,125,663
  New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
       5.25%, 6/01/21 ........................................................................          5,110,000         5,341,023
       5.25%, 12/01/21 .......................................................................          8,025,000         8,387,810
       5.25%, 6/01/22 ........................................................................          3,400,000         3,544,942
       5.25%, 12/01/22 .......................................................................          5,000,000         5,213,150
       5.00%, 6/01/23 ........................................................................          5,925,000         6,042,907
       5.00%, 12/01/23 .......................................................................          3,000,000         3,059,700
  New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
     AMBAC Insured, 5.25%, 5/15/31 ...........................................................          4,145,000         4,267,941
  New York State Power Authority Revenue, Series A, 5.25%,
       11/15/30 ..............................................................................          2,000,000         2,048,820
       11/15/40 ..............................................................................          9,000,000         9,208,890


12 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  New York State Thruway Authority General Revenue,
       AMBAC Insured, 5.00%, 1/01/30 .........................................................   $     10,000,000   $    10,202,000
       Refunding, Series E, FGIC Insured, 5.00%, 1/01/25 .....................................          5,500,000         5,568,310
       Refunding, Series G, FSA Insured, 5.00%, 1/01/30 ......................................         10,000,000        10,213,500
       Revenue, Series G, FSA Insured, 5.00%, 1/01/32 ........................................         35,000,000        35,678,300
  New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
       Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 ....................................         20,000,000        20,675,600
       Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 ....................................         18,835,000        19,415,871
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/17 ..................................          9,000,000         9,279,990
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/20 ..................................          2,500,000         2,638,275
       Series A, FGIC Insured, Pre-Refunded, 5.00%, 4/01/21 ..................................          2,500,000         2,638,275
       Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/15 ................................          2,000,000         2,123,440
       Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/16 ................................          2,000,000         2,123,440
  New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
     Series A, 5.00%, 3/15/22 ................................................................         14,270,000        14,635,455
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
       AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ..........................................         10,555,000        11,109,982
       Pre-Refunded, 5.75%, 4/01/19 ..........................................................         30,000,000        31,274,100
  New York State Urban Development Corp. Revenue,
       Correctional, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/18 ....................         12,000,000        12,291,480
       Correctional Facilities Service Contract, Series A, Pre-Refunded, 5.00%, 1/01/28 ......         14,000,000        14,337,820
       Correctional Facilities Service Contract, Series B, Pre-Refunded, 5.00%, 1/01/25 ......         21,055,000        21,640,329
       Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded,
         6.00%,
         1/01/29 .............................................................................         34,135,000        35,520,881
       Correctional Facilities Service Contract, Series D, FSA Insured, Pre-Refunded, 5.25%,
         1/01/30 .............................................................................         10,000,000        10,511,800
       FGIC Insured, 5.00%, 3/15/29 ..........................................................          7,000,000         7,148,330
       Personal Income Tax, Series C-1, FGIC Insured, Pre-Refunded, 5.00%, 3/15/28 ...........          4,900,000         5,208,210
       Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25 .........................          3,225,000         3,427,852
       Personal Income Tax, State Facilities, Series A, Pre-Refunded, 5.25%, 3/15/32 .........         20,000,000        21,350,000
       State Personal Income Tax, Series B Empire State, MBIA Insured, Pre-Refunded, 5.00%,
         3/15/33 .............................................................................         11,010,000        11,702,529
       State Personal Income Tax, Series B Empire State, Pre-Refunded, 5.125%, 3/15/29 .......          9,000,000         9,621,810
  Niagara Falls City School District COP, High School Facility, Pre-Refunded, 5.375%,
         6/15/28 .............................................................................          5,000,000         5,113,850
  Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured, 5.00%, 7/15/34 .......          9,000,000         9,173,340
  Orangetown Housing Authority Housing Facilities Revenue, Senior Housing Center Project,
     Refunding, MBIA Insured, zero cpn., 4/01/30 .............................................         21,170,000         5,889,706
  Otsego County IDA Civic Facility Revenue, Hartwick College Project, Series A,
     Pre-Refunded,
     5.50%, 7/01/19 ..........................................................................          3,400,000         3,540,318
  Port Authority New York and New Jersey Revenue, Consolidated One Hundred Forty Eighth,
     FSA Insured, 5.00%, 8/15/34 .............................................................         30,000,000        30,779,400
  Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer County
       Nursing Home,
         Series A, 6.90%, 6/01/24 ............................................................          9,210,000         9,242,051
         Series B, 6.90%, 6/01/24 ............................................................          3,080,000         3,090,718
  Sachem Central School District Holbrook GO, Series B, MBIA Insured, Pre-Refunded, 5.00%,
       10/15/27 ..............................................................................          3,885,000         4,152,249
       10/15/28 ..............................................................................          2,000,000         2,137,580


                                         Quarterly Statement of Investments | 13

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
       10/15/29 ..............................................................................   $     22,500,000   $    23,039,550
       10/15/32 ..............................................................................        104,975,000       107,300,196
  St. Lawrence County IDA Civic Facility Revenue, Clarkson University Project, Series A,
       5.50%, 7/01/29 ........................................................................          6,000,000         6,253,080
  Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan
     Complex, AMBAC Insured, 5.00%, 4/15/16 ..................................................          2,720,000         2,800,566
  Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
       5.25%, 1/01/16 ........................................................................          4,000,000         3,615,200
       5.375%, 1/01/23 .......................................................................          4,760,000         3,988,356
  Tompkins County IDAR, Civic Facility, Cornell University, Pre-Refunded, 5.75%, 7/01/30 .....          7,510,000         7,998,751
  Triborough Bridge and Tunnel Authority Revenues,
       5.00%, 11/15/24 .......................................................................          6,965,000         7,217,969
       5.00%, 11/15/32 .......................................................................         20,000,000        20,399,000
       5.00%, 11/15/37 .......................................................................         30,000,000        30,501,300
       Convention Center Project, Series E, zero cpn., 1/01/12 ...............................         21,625,000        18,122,615
       General, Series A, 5.00%, 11/15/35 ....................................................          9,155,000         9,302,762
       General Purpose, Refunding, Series A, 5.00%, 1/01/27 ..................................         34,500,000        35,087,190
       General Purpose, Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 ....................          3,770,000         3,834,165
       General Purpose, Refunding, Series B, 5.125%, 11/15/29 ................................         17,175,000        17,602,142
       General Purpose, Refunding, Series B, 5.00%, 11/15/32 .................................         10,000,000        10,113,200
       General Purpose, Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 ...................         10,000,000        10,265,900
       General Purpose, Series A, 5.00%, 1/01/32 .............................................          6,110,000         6,180,570
       General Purpose, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/32 .................         20,230,000        21,336,783
       General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31 ..............................         24,310,000        25,760,578
       General Purpose, Series A, Pre-Refunded, 5.00%, 1/01/32 ...............................         34,340,000        36,218,741
       General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 .................          4,110,000         4,470,077
       General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 ...............................         15,000,000        16,314,150
       General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 ...............................         32,185,000        35,940,668
       Refunding, MBIA Insured, 5.00%, 11/15/26 ..............................................         10,000,000        10,251,900
       Refunding, MBIA Insured, 5.00%, 11/15/32 ..............................................         22,875,000        23,292,011
       Series A, FGIC Insured, 5.00%, 1/01/32 ................................................          1,970,000         2,003,529
       sub. bond, AMBAC Insured, 5.00%, 11/15/28 .............................................         15,000,000        15,359,850
  TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1, Pre-Refunded,
       6.25%,
         7/15/27 .............................................................................         35,000,000        36,935,500
         7/15/34 .............................................................................         40,000,000        42,212,000
  United Nations Development Corp. Revenue, senior lien, Refunding, Series A, 5.25%,
       7/01/23 ...............................................................................          2,500,000         2,508,525
       7/01/25 ...............................................................................          2,000,000         2,006,560
  Utica IDA Civic Facility Revenue,
       Munson-Williams-Proctor Institute, 5.40%, 7/15/30 .....................................          1,000,000         1,040,170
       Munson-Williams-Proctor Institute Project, Series A, 5.50%, 7/15/29 ...................          5,170,000         5,365,633
       Munson-Williams-Proctor Institute Project, Series A, Pre-Refunded, 5.50%, 7/15/29 .....          4,745,000         4,992,689
  Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured, 5.00%,
     12/01/27 ................................................................................          8,115,000         8,346,359


14 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  NEW YORK (CONTINUED)
  Westchester Tobacco Asset Securitization Corp. Revenue,
       Capital Appreciation, Pre-Refunded, 6.75%, 7/15/29 ....................................   $     15,000,000   $    16,369,650
       Refunding, 5.00%, 6/01/26 .............................................................          2,000,000         1,975,880
       Refunding, 5.125%, 6/01/38 ............................................................          7,000,000         6,437,690
  Yonkers GO,
       Refunding, Series B, MBIA Insured, 5.00%, 8/01/30 .....................................          7,710,000         7,850,707
       Refunding, Series B, MBIA Insured, 5.00%, 8/01/35 .....................................         17,130,000        17,374,959
       Series A, AMBAC Insured, 5.00%, 9/01/31 ...............................................         12,490,000        12,725,436
                                                                                                                    ----------------
                                                                                                                      4,824,265,216
                                                                                                                    ----------------
  U. S. TERRITORIES 0.8%
  PUERTO RICO 0.7%
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
       Pre-Refunded,
         5.00%, 7/01/36 ......................................................................          4,000,000         4,313,160
         5.50%, 7/01/36 ......................................................................         10,000,000        11,152,500
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
       Refunding, Series A, 5.00%, 7/01/38 ...................................................            575,000           573,166
       Series A, Pre-Refunded, 5.00%, 7/01/38 ................................................         11,425,000        11,659,098
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
     MBIA Insured, Pre-Refunded, 5.00%, 8/01/31 ..............................................          4,000,000         4,194,760
                                                                                                                    ----------------
                                                                                                                         31,892,684
                                                                                                                    ----------------
  VIRGIN ISLANDS 0.1%
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
       10/01/15 ..............................................................................          2,500,000         2,550,675
       10/01/18 ..............................................................................          2,500,000         2,544,625
                                                                                                                    ----------------
                                                                                                                          5,095,300
                                                                                                                    ----------------
  TOTAL U. S. TERRITORIES ....................................................................                           36,987,984
                                                                                                                    ----------------
  TOTAL LONG TERM INVESTMENTS (COST $4,690,064,088) ..........................................                        4,861,253,200
                                                                                                                    ----------------
  SHORT TERM INVESTMENT (COST $400,000) 0.0% b
  MUNICIPAL BONDS 0.0% b
  NEW YORK 0.0% b
c New York City GO, Refunding, Series H, Sub Series H-2, MBIA Insured, Daily VRDN and Put,
     3.92%, 8/01/14 ..........................................................................            400,000           400,000
                                                                                                                    ----------------
  TOTAL INVESTMENTS (COST $4,690,464,088) 99.1% ..............................................                        4,861,653,200
  OTHER ASSETS, LESS LIABILITIES 0.9% ........................................................                           46,187,049
                                                                                                                    ----------------
  NET ASSETS 100.0% ..........................................................................                      $ 4,907,840,249
                                                                                                                    ================

See Selected Portfolio Abbreviations list on page 16.

a Security purchased on a when-issued or delayed delivery basis.

b Rounds to less than 0.1% of net assets.

c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                         Quarterly Statement of Investments |
                                     See Notes to Statement of Investments. | 15

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2007 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

AMBAC  -  American Municipal Bond Assurance Corp.
COP    -  Certificate of Participation
ETM    -  Escrow to Maturity
FGIC   -  Financial Guaranty Insurance Co.
FHA    -  Federal Housing Authority/Agency
FSA    -  Financial Security Assurance Inc.
GO     -  General Obligation
HFA    -  Housing Finance Authority/Agency
HFAR   -  Housing Finance Authority Revenue
IDA    -  Industrial Development Authority/Agency
IDAR   -  Industrial Development Authority Revenue
MBIA   -  Municipal Bond Investors Assurance Corp.
MFM    -  Multi-Family Mortgage
MTA    -  Metropolitan Transit Authority
PCR    -  Pollution Control Revenue
PFAR   -  Public Financing Authority Revenue
XLCA   -  XL Capital Assurance


16 | See Notes to Statement of Investments.
   | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin New York Tax Free Income Fund (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund (the Fund).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At August 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................   $ 4,689,110,244
                                                                ================

Unrealized appreciation .....................................   $   194,042,138
Unrealized depreciation .....................................       (21,499,182)
                                                                ----------------
Net unrealized appreciation (depreciation) ..................   $   172,542,956
                                                                ================


                                         Quarterly Statement of Investments | 17

Franklin New York Tax-Free Income Fund

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


18 | Quarterly Statement of Investments


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    October 26, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    October 26, 2007










                                        Exhibit A



I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

10/26/07


/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration





I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN NEW YORK TAX-FREE INCOME FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

10/26/07


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer